Debt issued designated at fair value	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 13

Debt issued designated at fair value
USD million 30.6.21 31.3.21 31.12.20
Issued debt instruments
Equity-linked
1
49,157 44,615 41,069
Rates-linked 16,397 12,668 11,038
Credit-linked 1,826 1,804 1,933
Fixed-rate 2,883 3,343 3,604
Commodity-linked 1,961 1,564 1,497
Other 575 640 726
Total debt issued designated at fair value 72,799 64,635 59,868 of which: issued by UBS AG with original maturity greater than one year
2
51,830 47,348 46,427
of which: life-to-date own credit (gain) / loss 164 193 233
1 Includes investment fund unit-linked instruments issued.

2 Issued by the legal entity UBS AG. Based on original

contractual maturity without considering any early redemption features.

As of 30 June 2021, more
than 99 % of the balance was unsecured (31 March 2021: 100%; 31 December 2020: 100%).